Derivatives - Schedule of Financial Assets subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of offsetting of financial assets [line items]
Net amount of financial assets presented in the statement of financial position	R$ 22,843	R$ 24,231
Net amount of financial assets presented in the statement of financial position	26,746	24,698
Securities purchased under agreements to resell [Member]
Disclosure of offsetting of financial assets [line items]
Gross amount of recognized financial assets	244,707	265,051
Gross amount offset in the statement of financial position	0	0
Net amount of financial assets presented in the statement of financial position	244,707	265,051
Related amounts not offset in the statement of Financial position, financial instruments	(575)	(334)
Net amount	244,132	264,717
Gross amount of recognized financial liabilities	312,634	349,164
Gross amount offset in the statement of financial position	0	0
Net amount of financial assets presented in the statement of financial position	312,634	349,164
Related amounts not offset in the statement of Financial position, financial instruments	(14,489)	(17,829)
Net amount	298,145	331,335
Derivatives [member]
Disclosure of offsetting of financial assets [line items]
Gross amount of recognized financial assets	22,843	24,231
Gross amount offset in the statement of financial position	0	0
Net amount of financial assets presented in the statement of financial position	22,843	24,231
Related amounts not offset in the statement of Financial position, financial instruments	(3,138)	(4,039)
Related amounts not offset in the statement of Financial position, cash collateral received		(540)
Net amount	19,705	19,652
Gross amount of recognized financial liabilities	26,746	24,698
Gross amount offset in the statement of financial position	0	0
Net amount of financial assets presented in the statement of financial position	26,746	24,698
Related amounts not offset in the statement of Financial position, financial instruments	(3,138)	(4,039)
Related amounts not offset in the statement of Financial position, cash collateral received	(452)
Net amount	R$ 23,156	R$ 20,659